CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
3.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash, cash equivalents and restricted cash reported within the accompanying consolidated statements of cash flows consisted of the following:

	December 31,
	2024	2023
Cash	$969,353	$934,224
Cash equivalents	177,840	376,491

Total cash and cash equivalents	1,147,193	1,310,715
Current portion of restricted cash	368	27
Non-current portion of restricted cash (1)	125,511	125,094

Total cash, cash equivalents and restricted cash	$1,273,072	$1,435,836

(1)	As of December 31, 2024 and 2023, the non-current portion of restricted cash included bank time deposits of $125,331 and $124,556, respectively.
On December 9, 2022, as required by the Concession, MRM provided a bank guarantee in favor of the Macau government of Macau Patacas

(“MOP”)
1,000,000 (equivalent to $124,319) to secure the fulfillment of performance of certain of its legal and contrac tu
al obligations, including labor obligations. As stipulated in the bank guarantee contract, the amount of MOP1,000,000 (equivalent to $124,319), or an equivalent amount in other currencies, is required to be held in a cash deposit account as collateral in order to secure the bank guarantee. The bank guarantee will remain in effect until 180 days after the earlier of the expiration or termination of the Concession. As of December 31, 2024 and 2023, Hong Kong dollars (“HK$”) 970,874 (equivalent to MOP1,000,000) held in the cash collateral bank account was translated to $125,056 and $124,284, respectively, and included in the non-current
portion of restricted cash in the accompanying consolidated balance sheets.